Segments (Summary of Reconciliation of Adjusted EBITDA to Net Income (Loss)) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Total adjusted EBITDA									$ 162,922	$ 263,667	$ 264,825
Interest expense, net									(113,440)	(98,290)	(92,926)
Provision for (benefit from) income taxes									53,875	(3,304)	(5,579)
Depreciation and amortization									(117,288)	(128,001)	(127,593)
Legal, professional and settlement costs									(7,342)	0	(30,374)
Impairment of-long-lived assets and goodwill									(291,870)	(13,000)	(1,000)
Loss on sale of hospitals, net									(2,150)	0	0
Transaction costs related to the Spin-off									(5,488)	(16,337)	0
Severance costs for post-spin headcount reductions									(1,617)	0	0
Change in estimate related to collectability of patient accounts receivable									(22,799)	0	0
Net income (loss)	$ (90,092)	$ (6,452)	$ (243,966)	$ (4,687)	$ 781	$ (4,075)	$ 2,205	$ 5,824	$ (345,197)	$ 4,735	$ 7,353